Derivatives and Other Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivatives And Other Financial Instruments [Abstract]
Summary of Derivative Instruments

	Fair-Value(1)
	December 31,
	2011	2010
Interest rate swaps (2)	$—	$(3,826)
Other (3)	9	26
Total derivative instruments	$9	$(3,800)
____________

(1)
Fair-value of derivative instruments does not include any related accrued interest payable, which is included in accrued expenses on the accompanying consolidated balance sheets. Derivative valuations are classified in Level 2 of the fair-value hierarchy.

(2)	Two interest rate swaps with an aggregate notional amount of $150.0 million expired on August 1, 2011.

(3)
Includes stock purchase warrants that are recorded as derivative instruments and are reflected in other assets on the accompanying consolidated balance sheets. Changes in the fair-value of the stock purchase warrants are included in earnings in the period in which they occur.

Summary of Derivative Instruments, Effect on OCI
The following is a summary of the amount of loss recognized in other comprehensive income related to the derivative instruments (in thousands):

	Year Ended
	December 31,
	2011	2010	2009
Amount of loss recognized in other comprehensive income (effective portion):
Cash flow hedges
Interest rate swaps	$104	$2,084	$21,960

Summary of Amount of Loss Reclassified from OCI to Income
The following is a summary of the amount of loss reclassified from accumulated other comprehensive loss to interest expense related to the derivative instruments (in thousands):

	Year Ended
	December 31,
	2011	2010	2009
Amount of loss reclassified from accumulated other comprehensive loss to income (effective portion):
Cash flow hedges
Interest rate swaps(1)	$(3,385)	$(10,343)	$(16,248)
Forward starting swaps(2)	(7,027)	(7,114)	(3,588)
Total interest rate swaps	$(10,412)	$(17,457)	$(19,836)
____________

(1)
Amount represents payments made to swap counterparties for the effective portion of interest rate swaps that were recognized as an increase to interest expense for the periods presented (the amount was recorded as an increase and corresponding decrease to accumulated other comprehensive loss in the same accounting period).

(2)	Amount represents reclassifications of deferred interest costs from accumulated other comprehensive loss to interest expense related to the Company's previously settled forward starting swaps

Summary of Amount of Gain/(Loss) Recognized in Income as Loss on Derivative Instruments
The following is a summary of the amount of (loss)/gain recognized in income as a loss on derivative instruments related to the ineffective portion of the derivative instruments (in thousands):

	Year Ended
	December 31,
	2011	2010	2009
Amount of (loss)/gain recognized in income (ineffective portion and amount excluded from effectiveness testing):
Cash flow hedges
Interest rate swaps	$—	$(360)	$(507)
Ineffective interest rate swaps	(544)	—	790
Total interest rate swaps	(544)	(360)	283
Other derivative instruments	—	(93)	(80)
Total (loss)/gain on derivative instruments	$(544)	$(453)	$203